Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Net income	$ 322.7	$ 415.0
Items that may be reclassified to net income
Foreign currency exchange differences on translation of foreign operations	(105.7)	381.9
Net gain (loss) on hedges of net investment in foreign operations	61.5	(125.2)
Reclassification to income of gains on foreign currency exchange differences	(5.1)	(10.1)
Net gain (loss) on cash flow hedges	6.1	(41.4)
Reclassification to income of losses on cash flow hedges	8.1	20.6
Income taxes	(0.4)	5.9
Items that may be reclassified to net income	(35.5)	231.7
Items that will never be reclassified to net income
Remeasurement of defined benefit pension plan obligations	79.3	(54.3)
Income taxes	(21.0)	14.4
Items that will never be reclassified to net income	58.3	(39.9)
Other comprehensive income	22.8	191.8
Total comprehensive income	345.5	606.8
Attributable to:
Equity holders of the Company	336.8	593.2
Non-controlling interests	$ 8.7	$ 13.6